PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Components of net periodic pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 1,600	Rp 2,080	Rp 1,361
Defined benefit plan actuarial gain (loss) - net of tax	$ (335)	(4,820)	2,375	2,058
Pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		1,120	1,700	1,068
The company | Funded pension
Disclosure of defined benefit plans [line items]
Service costs		384	366	363
Past service cost - plan amendments			94	245
Plan administration cost		62	57	46
Net interest cost		102	66	(14)
Net periodic pension benefit cost		548	583	640
Amount charged to subsidiaries under contractual agreements		(37)	(26)	(32)
Net periodic pension benefit cost		511	557	608
Experience adjustments		329	163	70
Changes in demographic assumptions				140
Changes in financial assumptions		(3,020)	2,699	1,470
Return on plan assets (excluding amount included in net interest expense)		1,455	(1,708)	(1,188)
Defined benefit plan actuarial gain (loss) - net of tax		Rp (1,236)	Rp 1,154	Rp 492
Discount rate	8.25%	8.25%	6.75%	8.00%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%